Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BBH Trust
Entity Central Index Key	0001342947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000227563
Shareholder Report [Line Items]
Fund Name	BBH Select Series - Mid Cap Fund
Class Name	Class I
Trading Symbol	BBMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Select Series - Mid Cap Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Select Series - Mid Cap Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$79	0.81%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

For the fiscal year ended October 31, 2025, the Fund decreased (5.19%), while the primary benchmark, the Russell Midcap Index, increased +10.79%.

Compared to the benchmark, relative underweights to real estate and the consumer discretionary and staples sectors, together with a healthy overweight to technology, provided a modest positive contribution. However, this was not enough to overcome the adverse impact to Fund performance from weak security selection, particularly within the technology and health care sectors, where portfolio companies were impacted by volatile tariff policy, cuts to academic and life science funding, and the threat of sectoral tariffs. The top individual detractors to Fund performance were Globant S.A., Bruker Corp, and AptarGroup Inc. The top individual contributors to Fund performance were Arista Networks Inc, Take-Two Interactive Software, and Guidewire Software Inc. For the year, benchmark performance was disproportionately driven by less profitable or unprofitable companies, which the Fund typically seeks to avoid given its investment criteria. The Fund will continue to focus on identifying high quality, profitable companies with current and growing free cash flows.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Select Series - Mid Cap Fund	Russell Midcap Index
05/2021	$10,000	$10,000
10/2021	$10,680	$10,751
10/2022	$8,850	$8,906
10/2023	$8,950	$8,816
10/2024	$12,243	$11,936
10/2025	$11,608	$13,224

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception May 24, 2021 to October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception (May 24, 2021)
Class I	(5.19)%	3.42%
Russell Midcap Index	10.79%	6.50%

Performance Inception Date	May 24, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
AssetsNet	$ 517,733,011
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 3,830,531
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$517,733,011
# of Portfolio Holdings	27
Portfolio Turnover Rate	23%
Net Advisory Fees Paid	$3,830,531

Holdings [Text Block]

Sector Diversification (% of Investments)

Common Stock:
Communication Services	5.2%
Consumer Discretionary	4.7%
Consumer Staples	5.4%
Financials	13.9%
Health Care	7.3%
Industrials	30.4%
Information Technology	21.0%
Materials	6.6%
Real Estate	5.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Guidewire Software, Inc.	6.3%
Arista Networks, Inc.	5.4%
CBRE Group, Inc. (Class A)	5.4%
Take-Two Interactive Software, Inc.	5.1%
GFL Environmental, Inc. (Canada)	4.8%
GXO Logistics, Inc.	4.7%
Watsco, Inc.	4.5%
LPL Financial Holdings, Inc.	4.2%
Advanced Drainage Systems, Inc.	4.1%
West Pharmaceutical Services, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

On November 17, 2025, the Fund was reorganized into an exchange-traded fund, BBH Series Mid Cap ETF (the "Acquiring ETF"), under a Plan of Reorganization previously approved by the Board of Trustees of BBH Trust. The reorganization was structured as a tax-free reorganization under the applicable sections of U.S. Internal Revenue Code. All outstanding shares of the Fund were exchanged for shares of equal value of the Acquiring ETF. The shares of the Acquiring ETF are listed under ticker BBHM. The Acquiring ETF has the same investment adviser, investment objective and principal investment strategies as the Fund. The reorganization did not require shareholder approval.

There were no other material fund changes during the period.

C000041206
Shareholder Report [Line Items]
Fund Name	BBH Partner Fund - International Equity
Class Name	Class I
Trading Symbol	BBHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Partner Fund - International Equity for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Partner Fund - International Equity at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

For the fiscal year ended October 31, 2025, the Fund returned +23.66%, roughly keeping pace with its benchmark, the MSCI EAFE Index, which returned +23.03% for the period.

For the BBH International Equity Fund, an underweight to financials, combined with poor selection within the sector, was the largest drag on performance. However, an overweight to industrials and information technology, along with strong asset selection contributed positively to performance.

For the year, the benchmark delivered strong performance with every sector contributing positively. Financials were the largest driver of returns, supported by stable rates and resilient lending activity. Defense-related industrials also added positively to performance. Consumer staples and consumer discretionary, while lagging the top performing sectors, contributed to overall gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH International Equity Fund	MSCI EAFE Index
10/2015	$10,000	$10,000
10/2016	$10,151	$9,677
10/2017	$12,030	$11,945
10/2018	$11,535	$11,127
10/2019	$13,486	$12,355
10/2020	$15,049	$11,507
10/2021	$18,417	$15,441
10/2022	$12,540	$11,889
10/2023	$13,196	$13,602
10/2024	$16,965	$16,725
10/2025	$20,980	$20,578

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	23.66%	6.87%	7.69%
MSCI EAFE Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,563,656,629
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,211,110
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,563,656,629 # of Portfolio Holdings69 Portfolio Turnover Rate62% Net Advisory Fees Paid$14,211,110
Holdings [Text Block]

Country Diversification

(% of Investments)

Japan	19.2%
France	13.8%
United Kingdom	9.9%
Germany	8.6%
Netherlands	8.4%
Ireland	7.4%
Taiwan	6.7%
Canada	6.0%
South Korea	3.8%
Denmark	3.7%
Others	12.5%

Sector Diversification

(% of Investments)

Common Stock:
Communication Services	3.0%
Consumer Discretionary	7.6%
Consumer Staples	0.2%
Energy	1.5%
Financials	8.9%
Health Care	10.9%
Industrials	26.4%
Information Technology	32.8%
Materials	7.4%
Preferred Stock:
Consumer Discretionary	1.3%
Warrants:
Information Technology	0.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6.3%
ASML Holding NV	3.4%
CRH, Plc.	3.3%
BAE Systems, Plc.	3.3%
Keyence Corp.	3.0%
Thales S.A.	2.9%
Advantest Corp.	2.8%
London Stock Exchange Group, Plc.	2.5%
Safran S.A.	2.5%
Samsung Electronics Co., Ltd.	2.4%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
C000041214
Shareholder Report [Line Items]
Fund Name	BBH Limited Duration Fund
Class Name	Class I
Trading Symbol	BBBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

The BBH Limited Duration Fund Class I (“the Fund”) produced a return of +5.72% for the fiscal year ending October 31, 2025. Its benchmark, the Bloomberg US 1-3 Year Treasury Bond Index, returned +4.87% over the same period.

The Fund’s positive return was most impacted by the interest rate environment. The Federal Reserve (“Fed”) cut interest rates by a total of (1.00)% over the Fund’s fiscal year, and short- and intermediate-term interest rates declined to reflect the actual rate cuts and changes in expectations of future Fed interest rate decisions. The 2-Year Treasury interest rate declined (0.60)% to +3.57%, and the 5-Year Treasury interest rate declined (0.47)% to +3.69%. The Fund’s performance benefitted from its starting yield level and the subsequent decline in interest rates, although the decline in interest rates lowers the Fund’s forward-looking return. While the Fund’s interest rate risk profile and the interest rate environment drove the Fund’s returns, it detracted slightly from the Fund’s return relative to its benchmark, as the Fund had less exposure to interest rates (a lower duration) than its Index.

The Fund’s performance versus its benchmark was driven by a combination of its weighting to credit sectors, which are sectors that offer higher income potential versus U.S. Treasuries due to risks of default or adverse repayment, and its selection results within those sectors. Credit sectors performed strongly during the year, including segments of the corporate bond and loan markets, the asset-backed securities ("ABS") market, and the commercial mortgage-backed securities ("CMBS") market. The Fund experienced favorable selection results from its holdings of corporate bonds and loans of healthcare, media entertainment, electric utility, and life insurance companies, as well as positions in bonds of single asset, single borrower CMBS and data center ABS. The Fund, and not the benchmark, held positions in bonds of triple net lease ABS that detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Limited Duration Fund	Bloomberg US 1-3 Year Treasury Bond Index	Referenced BenchmarkFootnote Reference*
10/2015	$10,000	$10,000	$10,000
10/2016	$10,213	$10,091	$10,159
10/2017	$10,496	$10,116	$10,275
10/2018	$10,717	$10,134	$10,413
10/2019	$11,158	$10,602	$10,845
10/2020	$11,408	$10,947	$11,133
10/2021	$11,689	$10,918	$11,162
10/2022	$11,439	$10,388	$10,914
10/2023	$12,174	$10,689	$11,409
10/2024	$13,182	$11,307	$12,189
10/2025	$13,936	$11,858	$12,815
Footnote	Description
Footnote*	The Reference Benchmark is an unmanaged weighted index comprised as follows: 40% Bloomberg Barclays Short-Term Corporate Index; 40% Bloomberg Barclays US Aggregate ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	5.72%	4.08%	3.37%
Bloomberg US 1-3 Year Treasury Bond Index	4.87%	1.61%	1.72%
Referenced Benchmark	5.13%	2.85%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,160,542,184
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 23,334,063
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,160,542,184
# of Portfolio Holdings	483
Portfolio Turnover Rate	38%
Net Advisory Fees Paid	$23,334,063

Holdings [Text Block]

Breakdown by Security Type (% of Investments)

Asset Backed Securities	22.6%
Commercial Mortgage Backed Securities	4.2%
Corporate Bonds	51.9%
Loan Participations and Assignments	6.9%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	1.0%
U.S. Treasury Bills	12.9%
U.S. Treasury Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)*

Air Lease Corp., 2.875%, 1/15/2026	0.9%
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	0.7%
Truist Bank, 4.671%, 5/20/2027	0.7%
Ares Capital Corp., 3.875%, 1/15/2026	0.7%
Honeywell International, Inc. Term A1, 4.840%, 5/7/2027	0.7%
Royal Bank of Canada, 4.715%, 3/27/2028	0.6%
Edison International, 5.375%,	0.6%
Charter Communications Operating LLC Term B4, 5.985%, 12/7/2030	0.6%
General Motors Financial Co., Inc., 1.250%, 1/8/2026	0.6%
Mercedes-Benz Finance North America LLC, 4.650%, 4/1/2027	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
C000041213
Shareholder Report [Line Items]
Fund Name	BBH Limited Duration Fund
Class Name	Class N
Trading Symbol	BBBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class N	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

The BBH Limited Duration Fund Class N (“the Fund”) produced a return of +5.64% for the fiscal year ending October 31, 2025. Its benchmark, the Bloomberg US 1-3 Year Treasury Bond Index, returned +4.87% over the same period.

The Fund’s positive return was most impacted by the interest rate environment. The Federal Reserve (“Fed”) cut interest rates by a total of (1.00)% over the Fund’s fiscal year, and short- and intermediate-term interest rates declined to reflect the actual rate cuts and changes in expectations of future Fed interest rate decisions. The 2-Year Treasury interest rate declined (0.60)% to +3.57%, and the 5-Year Treasury interest rate declined (0.47)% to +3.69%. The Fund’s performance benefitted from its starting yield level and the subsequent decline in interest rates, although the decline in interest rates lowers the Fund’s forward-looking return. While the Fund’s interest rate risk profile and the interest rate environment drove the Fund’s returns, it detracted slightly from the Fund’s return relative to its benchmark, as the Fund had less exposure to interest rates (a lower duration) than its Index.

The Fund’s performance versus its benchmark was driven by a combination of its weighting to credit sectors, which are sectors that offer higher income potential versus U.S. Treasuries due to risks of default or adverse repayment, and its selection results within those sectors. Credit sectors performed strongly during the year, including segments of the corporate bond and loan markets, the asset-backed securities ("ABS") market, and the commercial mortgage-backed securities ("CMBS") market. The Fund experienced favorable selection results from its holdings of corporate bonds and loans of healthcare, media entertainment, electric utility, and life insurance companies, as well as positions in bonds of single asset, single borrower CMBS and data center ABS. The Fund, and not the benchmark, held positions in bonds of triple net lease ABS that detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Limited Duration Fund	Bloomberg US 1-3 Year Treasury Bond Index	Referenced BenchmarkFootnote Reference*
10/2015	$10,000	$10,000	$10,000
10/2016	$10,190	$10,091	$10,159
10/2017	$10,458	$10,116	$10,275
10/2018	$10,670	$10,134	$10,413
10/2019	$11,112	$10,602	$10,845
10/2020	$11,341	$10,947	$11,133
10/2021	$11,612	$10,918	$11,162
10/2022	$11,366	$10,388	$10,914
10/2023	$12,075	$10,689	$11,409
10/2024	$13,065	$11,307	$12,189
10/2025	$13,802	$11,858	$12,815
Footnote	Description
Footnote*	The Reference Benchmark is an unmanaged weighted index comprised as follows: 40% Bloomberg Barclays Short-Term Corporate Index; 40% Bloomberg Barclays US Aggregate ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	5.64%	4.01%	3.27%
Bloomberg US 1-3 Year Treasury Bond Index	4.87%	1.61%	1.72%
Referenced Benchmark	5.13%	2.85%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,160,542,184
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 23,334,063
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,160,542,184
# of Portfolio Holdings	483
Portfolio Turnover Rate	38%
Net Advisory Fees Paid	$23,334,063

Holdings [Text Block]

Breakdown by Security Type (% of Investments)

Asset Backed Securities	22.6%
Commercial Mortgage Backed Securities	4.2%
Corporate Bonds	51.9%
Loan Participations and Assignments	6.9%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	1.0%
U.S. Treasury Bills	12.9%
U.S. Treasury Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)*

Air Lease Corp., 2.875%, 1/15/2026	0.9%
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	0.7%
Truist Bank, 4.671%, 5/20/2027	0.7%
Ares Capital Corp., 3.875%, 1/15/2026	0.7%
Honeywell International, Inc. Term A1, 4.840%, 5/7/2027	0.7%
Royal Bank of Canada, 4.715%, 3/27/2028	0.6%
Edison International, 5.375%,	0.6%
Charter Communications Operating LLC Term B4, 5.985%, 12/7/2030	0.6%
General Motors Financial Co., Inc., 1.250%, 1/8/2026	0.6%
Mercedes-Benz Finance North America LLC, 4.650%, 4/1/2027	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
C000201413
Shareholder Report [Line Items]
Fund Name	BBH Income Fund
Class Name	Class I
Trading Symbol	BBNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Income Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

The BBH Income Fund Class I (“the Fund”) produced a return of +7.04% for the fiscal year ending October 31, 2025. Its benchmark, the Bloomberg U.S. Aggregate Bond Index, returned +6.16% over the same period.

The Fund’s return was most impacted by the interest rate environment. The Federal Reserve (“Fed”) cut interest rates by a total of (1.00)% over the Fund’s fiscal year, and short- and intermediate-term interest rates declined to reflect the actual rate cuts and changes in expectations of future Fed interest rate decisions. The 2-Year Treasury interest rate declined (0.60)% to 3.57%, and the 5-Year Treasury interest rate declined (0.47)% to 3.69%. The Fund’s performance benefitted from its starting yield level and the subsequent decline in interest rates, although the decline in interest rates lowers the Fund’s forward-looking return. While the Fund’s interest rate risk profile and the interest rate environment drove the Fund’s returns, it had a negligible impact on the Fund’s return relative to its benchmark, as the Fund is managed to approximate the benchmark’s interest rate risk profile.

The Fund’s performance versus its benchmark was driven by asset selection within a variety of credit sectors, which are sectors that offer higher income potential versus U.S. Treasuries due to risks of default or adverse repayment. Those sectors performed strongly during the year. Other positive contributors were corporate bonds, corporate loans, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Fund experienced favorable selection results from its holdings of corporate bonds and loans of healthcare, electric utility, technology, and property and casualty insurance companies, as well as positions in bonds of business development companies and data center ABS. Positions in bonds and loans of chemicals companies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Income Fund	Bloomberg US Aggregate Bond Index
06/2018	$10,000	$10,000
10/2018	$9,925	$9,917
10/2019	$11,091	$11,058
10/2020	$11,964	$11,743
10/2021	$12,519	$11,687
10/2022	$10,525	$9,854
10/2023	$10,851	$9,889
10/2024	$12,302	$10,932
10/2025	$13,168	$11,605

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception June 27, 2018 to October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (June 27, 2018)
Class I	7.04%	1.94%	3.82%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	2.05%

Performance Inception Date	Jun. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,920,981,315
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 6,238,524
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,920,981,315
# of Portfolio Holdings	357
Portfolio Turnover Rate	42%
Net Advisory Fees Paid	$6,238,524

Holdings [Text Block]

Breakdown by Security Type (% of Investments)

Asset Backed Securities	16.4%
Commercial Mortgage Backed Securities	6.9%
Corporate Bonds	37.0%
Loan Participations and Assignments	10.9%
Municipal Bonds	0.0%
Preferred Securities	1.7%
Residential Mortgage Backed Securities	0.0%
U.S. Treasury Bills	3.1%
U.S. Treasury Bonds and Notes	24.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)*

HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/2034	0.6%
Ares Capital Corp., 2.150%, 7/15/2026	0.6%
Connect Finco S.a.r.l., 8.465%, 9/27/2029	0.6%
Zayo Issuer LLC 2025-2A, 5.953%, 6/20/2055	0.6%
Bank of America Corp., 4.375%,	0.6%
LendingTree, Inc. Term B, 8.465%, 8/21/2030	0.5%
PFS Financing Corp. 2024-F, 4.750%, 8/15/2029	0.5%
XPLR Infrastructure LP, 0.000%, 11/15/2025	0.5%
Oxford Finance Funding Trust LLC 2025-1A, 5.413%, 2/15/2035	0.5%
INTOWN Mortgage Trust 2025-STAY, 5.382%, 3/15/2042	0.5%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2 billion, 0.38% per annum on the next $1 billion and 0.35% per annum on amounts over $3 billion of the average daily net assets of the Fund.

There were no other material fund changes during the period.

C000214426
Shareholder Report [Line Items]
Fund Name	BBH Select Series - Large Cap Fund
Class Name	Class I
Trading Symbol	BBLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Select Series - Large Cap Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Select Series - Large Cap Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

In the period, the Fund gained +13.58% over the fiscal year ended October 31, 2025, while the SPX gained +21.45%. The performance of the SPX was heavily influenced by the outsized stock price performance of a small number of large index constituent companies, four of which are in the Fund, and two separate rallies of low quality and higher beta companies that are a poor fit with the Funds investment criteria and ones the Fund seeks to avoid, both by the strategic design of its investment criteria and implementation, in an effort to produce durable returns over the long-term and fundamentally outperform during periods of economic or market stress. Notably, during the period February 13th through April 8th, 2025, which was a period of tariff and policy-related stress, the Fund outperformed SPX by 3.95%. The communication services sector was the largest Fund performance contributor, while weak stock selection in financials, health care, and the consumer discretionary sectors detracted from Fund returns.

During the fiscal year ended October 31, 2025, the fundamental financial results of the Fund were strong, continuing a period of strong economic value creation at levels and rates of growth that remain attractive relative to the Fund’s primary benchmark, the S&P 500 Index (the SPX). Stock price-driven returns of the Fund have continued to generally track its economic value creation and were at levels believed to be attractive and are meaningfully above those that are assumed in the valuation work supporting the underwriting of the portfolio companies comprising the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Select Series - Large Cap Fund	S&P 500 Index
09/2019	$10,000	$10,000
10/2019	$10,120	$10,221
10/2020	$10,304	$11,214
10/2021	$14,174	$16,026
10/2022	$11,491	$13,684
10/2023	$13,173	$15,072
10/2024	$16,967	$20,802
10/2025	$19,271	$25,265

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception September 9, 2019 to October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (September 9, 2019)
Class I	13.58%	13.34%	11.27%
S&P 500 Index	21.45%	17.64%	16.29%

Performance Inception Date	Sep. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
AssetsNet	$ 520,819,276
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,165,042
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$520,819,276
# of Portfolio Holdings	35
Portfolio Turnover Rate	20%
Net Advisory Fees Paid	$3,165,042

Holdings [Text Block]

Sector Diversification (% of Investments)

Common Stock:
Communication Services	8.0%
Consumer Discretionary	11.4%
Consumer Staples	5.5%
Financials	17.8%
Health Care	11.4%
Industrials	7.0%
Information Technology	35.8%
Materials	3.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Alphabet, Inc. (Class C)	7.8%
Microsoft Corp.	7.2%
KLA Corp.	6.6%
Mastercard, Inc. (Class A)	5.5%
Oracle Corp.	5.4%
Amazon.com, Inc.	5.0%
Berkshire Hathaway, Inc. (Class B)	4.2%
Apple, Inc.	3.7%
Waste Management, Inc.	3.3%
Booking Holdings, Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

On November 17, 2025, the Fund was reorganized into an exchange-traded fund, BBH Series Large Cap ETF (the "Acquiring ETF"), under a Plan of Reorganization previously approved by the Board of Trustees of BBH Trust. The reorganization was structured as a tax-free reorganization under the applicable sections of U.S. Internal Revenue Code. All outstanding shares of the Fund were exchanged for shares of equal value of the Acquiring ETF. The shares of the Acquiring ETF are listed under ticker BBHL. The Acquiring ETF has the same investment adviser, investment objective and principal investment strategies as the Fund. The reorganization did not require shareholder approval.

There were no other material fund changes during the period.

C000105435
Shareholder Report [Line Items]
Fund Name	BBH Intermediate Municipal Bond Fund
Class Name	Class I
Trading Symbol	BBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

BBH Intermediate Municipal Bond Fund (the “Fund”) Class I produced a total return of +5.13% for the twelve-month period to October 31, 2025. Its benchmark, the Barclays Capital 1-15 Year Municipal Index, had a return of +4.83% over the same period. The municipal bond market experienced significant volatility due to a variety of factors, including tariffs, tax reform, and ongoing elevated political uncertainties.

The Fund outperformed its benchmark by +0.30%, which left it strongly-ranked relative to its peers. The Fund’s material holdings of state housing finance authorities, prepaid natural gas, and airports were large contributors to performance along with positions in zero-coupon bonds and floating rate notes.

In the period, intermediate and long-term tax-exempt interest rates moved in opposite directions, with 10-year maturity yields declining (0.30)% and 20-year maturity yields increasing +0.30%. The Federal Reserve (Fed) eased its policy rate at both its September and October Federal Open Market Committee meetings. Although measures of inflation remain moderately above the Fed’s long-term target of +2%, building concerns about the health of the labor market spurred the Fed to act.

The credit-sensitive portions of the municipal bond market performed in line with higher-rated securities. Despite the lack of return differentiation, rising risks are associated with lower-rated bonds, particularly in the healthcare and higher education sectors, which the Fund does not own. Unlike in the past several years, federal fiscal support for states is declining, resulting in further uncertainties. A core element of the Fund’s strategy is to focus on smaller areas of the municipal bond market and own securities that are structurally more complex. This has allowed the Fund to enhance the risk-adjusted return of the Fund. The Fund’s focus on high quality securities in these sectors to preserve Fund liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Intermediate Municipal Bond Fund	Bloomberg Municipal 1-15 Year Index
10/2015	$10,000	$10,000
10/2016	$10,480	$10,310
10/2017	$10,832	$10,510
10/2018	$10,820	$10,454
10/2019	$11,727	$11,302
10/2020	$12,216	$11,716
10/2021	$12,364	$11,924
10/2022	$11,160	$10,858
10/2023	$11,562	$11,126
10/2024	$12,640	$11,964
10/2025	$13,289	$12,542

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	5.13%	1.70%	2.88%
Bloomberg Municipal 1-15 Year Index	4.83%	1.37%	2.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,985,461,984
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 6,073,761
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,985,461,984
# of Portfolio Holdings	435
Portfolio Turnover Rate*	187%
Net Advisory Fees Paid	$6,073,761
* 37% excluding variable rate demand notes.
Holdings [Text Block]	Breakdown by Security Type (% of Investments)
Asset Backed Securities	1.2%
Commercial Mortgage Backed Securities	0.9%
Municipal Bonds	97.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

University of North Carolina at Chapel Hill, Revenue Bonds, 3.891%, 12/1/2041	1.9%
California Community Choice Financing Authority, Revenue Bonds, 3.670%, 2/1/2052	1.3%
Illinois Finance Authority, Revenue Bonds, 3.600%, 11/3/2025	1.2%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.2%
State of Ohio, Revenue Bonds, 3.900%, 11/3/2025	1.2%
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds, 5.000%, 1/1/2055	1.1%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.1%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 3.900%, 11/3/2025	1.0%
New York City Municipal Water Finance Authority, Revenue Bonds, 3.900%, 11/3/2025	1.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2.5 billion and 0.35% per annum for amounts over $2.5 billion of the average daily net assets of the Fund.

Matthew Hyman, Managing Director of BBH, was appointed as a co-portfolio manager of the Fund in 2025.

There were no other material fund changes during the period.

C000105434
Shareholder Report [Line Items]
Fund Name	BBH Intermediate Municipal Bond Fund
Class Name	Class N
Trading Symbol	BBINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class N	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

BBH Intermediate Municipal Bond Fund (the “Fund”) Class N produced a total return of +5.00% for the twelve-month period to October 31, 2025. Its benchmark, the Barclays Capital 1-15 Year Municipal Index, had a return of +4.83% over the same period. The municipal bond market experienced significant volatility due to a variety of factors, including tariffs, tax reform, and ongoing elevated political uncertainties.

The Fund outperformed its benchmark by +0.17%, which left it strongly-ranked relative to its peers. The Fund’s material holdings of state housing finance authorities, prepaid natural gas, and airports were large contributors to performance along with positions in zero-coupon bonds and floating rate notes.

In the period, intermediate and long-term tax-exempt interest rates moved in opposite directions, with 10-year maturity yields declining (0.30)% and 20-year maturity yields increasing +0.30%. The Federal Reserve (Fed) eased its policy rate at both its September and October Federal Open Market Committee meetings. Although measures of inflation remain moderately above the Fed’s long-term target of +2%, building concerns about the health of the labor market spurred the Fed to act.

The credit-sensitive portions of the municipal bond market performed in line with higher-rated securities. Despite the lack of return differentiation, rising risks are associated with lower-rated bonds, particularly in the healthcare and higher education sectors, which the Fund does not own. Unlike in the past several years, federal fiscal support for states is declining, resulting in further uncertainties. A core element of the Fund’s strategy is to focus on smaller areas of the municipal bond market and own securities that are structurally more complex. This has allowed the Fund to enhance the risk-adjusted return of the Fund. The Fund’s focus on high quality securities in these sectors to preserve Fund liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Intermediate Municipal Bond Fund	Bloomberg Municipal 1-15 Year Index
10/2015	$10,000	$10,000
10/2016	$10,464	$10,310
10/2017	$10,799	$10,510
10/2018	$10,771	$10,454
10/2019	$11,656	$11,302
10/2020	$12,122	$11,716
10/2021	$12,244	$11,924
10/2022	$11,031	$10,858
10/2023	$11,405	$11,126
10/2024	$12,443	$11,964
10/2025	$13,066	$12,542

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	5.00%	1.51%	2.71%
Bloomberg Municipal 1-15 Year Index	4.83%	1.37%	2.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,985,461,984
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 6,073,761
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,985,461,984
# of Portfolio Holdings	435
Portfolio Turnover Rate*	187%
Net Advisory Fees Paid	$6,073,761
* 37% excluding variable rate demand notes.
Holdings [Text Block]	Breakdown by Security Type (% of Investments)
Asset Backed Securities	1.2%
Commercial Mortgage Backed Securities	0.9%
Municipal Bonds	97.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

University of North Carolina at Chapel Hill, Revenue Bonds, 3.891%, 12/1/2041	1.9%
California Community Choice Financing Authority, Revenue Bonds, 3.670%, 2/1/2052	1.3%
Illinois Finance Authority, Revenue Bonds, 3.600%, 11/3/2025	1.2%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.2%
State of Ohio, Revenue Bonds, 3.900%, 11/3/2025	1.2%
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds, 5.000%, 1/1/2055	1.1%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.1%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 3.900%, 11/3/2025	1.0%
New York City Municipal Water Finance Authority, Revenue Bonds, 3.900%, 11/3/2025	1.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2.5 billion and 0.35% per annum for amounts over $2.5 billion of the average daily net assets of the Fund.

Matthew Hyman, Managing Director of BBH, was appointed as a co-portfolio manager of the Fund in 2025.

There were no other material fund changes during the period.

C000041211
Shareholder Report [Line Items]
Fund Name	BBH U.S. Government Money Market Fund
Class Name	Institutional Shares
Trading Symbol	BBSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH U.S. Government Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH U.S. Government Money Market Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
AssetsNet	$ 7,881,108,019
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 16,044,549
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,881,108,019 # of Portfolio Holdings35 Net Advisory Fees Paid$16,044,549
Holdings [Text Block]	Sector Diversification (% of Investments)
Repurchase Agreements	19.1%
U.S. Government Agency Obligations	1.6%
U.S. Treasury Bills	79.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

BNP Paribas, 4.050%, 11/3/2025Footnote Reference*	4.8%
Royal Bank of Canada, 4.000%, 11/3/2025Footnote Reference*	4.8%
National Australia Bank, Ltd., 4.000%, 11/3/2025Footnote Reference*	4.8%
Societe Generale, 4.120%, 11/3/2025Footnote Reference*	4.8%
U.S. Treasury Bill, 4.211%, 11/12/2025	4.4%
U.S. Treasury Bill, 4.037%, 12/11/2025	4.4%
U.S. Treasury Bill, 3.893%, 1/8/2026	4.1%
U.S. Treasury Bill, 4.137%, 11/6/2025	3.8%
U.S. Treasury Bill, 4.196%, 11/13/2025	3.8%
U.S. Treasury Bill, 4.124%, 11/20/2025	3.8%
Footnote	Description
Footnote*	Repurchase Agreement

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.